Share-based Payments - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 ZAR (R) shares	Dec. 31, 2016 ZAR (R) shares	Dec. 31, 2015 ZAR (R)
Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R	R 119.14	R 152.87	R 229.22
Awards outstanding at beginning of year	4,479,679	4,198,285	4,708,799
Awards granted during the year	2,492,584	1,926,549	2,103,767
Awards lapsed during the year	(359,343)	(218,601)	(204,374)
Awards exercised during the year	(2,055,001)	(1,426,554)	(2,409,907)
Awards outstanding at end of year	4,557,919	4,479,679	4,198,285
Awards exercisable at end of year	1,588,512	1,904,021	1,170,849
Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R				R 129.94
Awards outstanding at beginning of year	2,466,357	4,363,330	6,028,193
Awards lapsed during the year	(1,186,330)	(1,512,857)	(1,160,023)
Awards exercised during the year	(832,185)	(384,116)	(504,840)
Awards outstanding at end of year	447,842	2,466,357	4,363,330
Awards exercisable at end of year	447,842	455,914	320,169
Co-investment Plan (CIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding at beginning of year	95,378	97,651	145,040
Awards granted during the year	80,809	112,105	47,590
Awards lapsed during the year	(11,633)	(62,775)	(18,570)
Awards exercised during the year	(51,976)	(51,603)	(76,409)
Awards outstanding at end of year	112,578	95,378	97,651